Notes Payable (Details Narrative) (USD $)	Jun. 30, 2012
Notes to Financial Statements
Notes Payable	$ 332,332
Notes Payable Interest (Percent)	12
Notes Payable Accrued Interest	168,497
Non-Interest Bearing Debt	30,400
Notes Payable for Services Rendered	$ 33,149